Financial Instruments - Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 30,256,184	₩ 32,584,380
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,767,898	6,670,879
Derivative assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	962,876	301,142
Short-term financial instrument [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,212,643	6,540,407
Debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	516,372	383,397
Other securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	762,177	669,687
Other receivables [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,739,523	2,750,036
Trade accounts and notes receivable [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,849,267	10,845,505
Deposit instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	₩ 6,445,428	₩ 4,423,327